- Principal Payments (Detail) CAD in Thousands	Dec. 31, 2017 CAD
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	CAD 279,724
2019	179,107
2020	391,025
2021	152,626
2022	492,343
Thereafter	2,331,327
Total, including adjustment	CAD 3,826,152